SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
	Six months ended
	June 30,
	2025	2024

Cost of revenue of products	$216	$136
Cost of revenue of services	186	164
Research and development expenses, net	672	356
Selling and marketing expenses	556	305
General and administrative expenses	443	2,927

	$2,073	$3,888

PSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
Six months ended June 30,
2025

Risk free interest	4.27% - 4.35%
Volatility	44.17%
Expected term (in years)	1- 4
Minimal share price for vesting	5.25

Schedule of Stock Option Activity
Number of PSUs

Outstanding at January 1, 2025	-
Granted	737,500
Vested	-
Forfeited and cancelled	(20,500)

Outstanding as of June 30, 2025	717,000

Employee and director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	Six months ended June 30,
	2025	2024

Risk free interest	4.36%	4.35% - 4.56%
Dividend yields	0%	0%
Volatility	43.26%	47.9% - 49.0%
Expected term (in years)	3.82	3.83

Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2025	5,290,625	$6.6	3.6	$1,060
Granted	910,000	$6.6
Exercised	(267,257)	$6.0
Forfeited and cancelled	(213,125)	$7.7

Outstanding as of June 30, 2025	5,720,243	$6.4	3.5	$4,583

Exercisable as of June 30, 2025	2,733,576	$6.5	2.7	$369